Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Segments Summarized Financial Information

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Asia	$ 112,019	$ 133,542	$ 125,572
Europe	54,006	70,121	64,858
North America	13,364	10,557	19,943
Australia	11,135	9,456	16,983

Total	$ 190,524	$ 223,676	$ 227,356